Intangible assets - Reconciliation of changes in intangible assets (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of reconciliation of changes in intangible assets
Beginning balance	$ 27,586	$ 22,646
Amortisation for year	1,829	1,701	$ 1,999
Impairment	491	45	148
Ending balance	26,188	27,586	22,646
Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	46,011	40,132	36,737
Additions through business combinations (Note 25)		7,307	3,162
Additions - separately acquired	441	898	1,478
Disposals	(378)	(495)	(216)
Exchange and other adjustments	1,386	(1,831)	(1,029)
Ending balance	47,460	46,011	40,132
Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(18,425)	(17,486)	(15,756)
Amortisation for year	1,829	1,701	1,999
Impairment	491	45	148
Disposals	(71)	164	47
Exchange and other adjustments	598	(643)	(370)
Ending balance	21,272	(18,425)	(17,486)
Product, marketing and distribution rights
Disclosure of reconciliation of changes in intangible assets
Beginning balance	26,508	21,214
Amortisation for year	1,627	1,454	1,718
Impairment	488	43	143
Ending balance	25,255	26,508	21,214
Product, marketing and distribution rights | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	41,603	35,318	31,899
Additions through business combinations (Note 25)		7,307	3,162
Additions - separately acquired	397	789	1,341
Disposals	(249)	(339)	(198)
Exchange and other adjustments	1,162	(1,472)	(886)
Ending balance	42,913	41,603	35,318
Product, marketing and distribution rights | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(15,095)	(14,104)	(12,545)
Amortisation for year	1,627	1,454	1,718
Impairment	488	43	143
Disposals	(19)	25	31
Exchange and other adjustments	467	(481)	(271)
Ending balance	17,658	(15,095)	(14,104)
Other intangibles
Disclosure of reconciliation of changes in intangible assets
Beginning balance	744	1,022
Amortisation for year	118	162	174
Impairment	51	1
Ending balance	632	744	1,022
Other intangibles | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	2,580	2,795	2,812
Additions - separately acquired	7	32	60
Disposals	(67)	(15)	(4)
Exchange and other adjustments	116	(232)	(73)
Ending balance	2,636	2,580	2,795
Other intangibles | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(1,836)	(1,773)	(1,653)
Amortisation for year	118	162	174
Impairment		1
Disposals		15	2
Exchange and other adjustments	50	(85)	(52)
Ending balance	2,004	(1,836)	(1,773)
Software development costs
Disclosure of reconciliation of changes in intangible assets
Beginning balance	334	410
Amortisation for year	84	85	107
Impairment	3	1	5
Ending balance	301	334	410
Software development costs | Cost
Disclosure of reconciliation of changes in intangible assets
Beginning balance	1,828	2,019	2,026
Additions - separately acquired	37	77	77
Disposals	(62)	(141)	(14)
Exchange and other adjustments	108	(127)	(70)
Ending balance	1,911	1,828	2,019
Software development costs | Amortisation and impairment losses
Disclosure of reconciliation of changes in intangible assets
Beginning balance	(1,494)	(1,609)	(1,558)
Amortisation for year	84	85	107
Impairment	3	1	5
Disposals	(52)	124	14
Exchange and other adjustments	81	(77)	(47)
Ending balance	$ 1,610	$ (1,494)	$ (1,609)